Financial instruments (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about financial instruments [abstract]
Schedule of comparison by class of the carrying amounts and fair value of the company's financial instruments
As at December 31	2018		2017
	Carrying amount	Fair value	Carrying amount	Fair value
Financial assets
Financial assets measured at amortized cost
Cash and cash equivalents	$24,139,281	$24,139,281	$5,260,480	$5,260,480
Short-term investments	47,747,000	47,747,000	-	-
Accounts receivable	10,764,579	10,764,579	8,588,255	8,588,255
Consideration receivable	-	-	82,678,366	82,678,366
Holdback receivable	11,909,368	11,909,368	12,068,773	12,068,773

Financial liabilities
Financial liabilities measured at amortized cost:
Accounts payable and accrued liabilities	$14,378,215	$14,378,215	$10,371,103	$10,371,103
Accrued transaction costs	-	-	22,360,730	22,360,730
Current portion of royalty obligation	1,495,548	1,495,548	1,537,202	1,537,202
Royalty obligation	2,035,010	2,035,010	2,911,810	2,911,810
License fee payable	-	-	501,800	501,800
Other long-term liability	1,200,608	1,200,608	1,135,007	1,135,007

Schedule of fair value of financial assets and liabilities

The fair value hierarchy of the following financial assets and liabilities on the consolidated statements of financial position as at December 31, 2018 is as follows:

	Level 1	Level 2	Level 3
Financial assets
Holdback receivable	$-	$-	$11,909,368

Financial liabilities
Accounts payable and accrued liabilities	$-	$-	$545,680
Current portion of royalty obligation	-	-	1,495,548
Royalty obligation	-	-	2,035,010
Other long-term liabilities	-	-	1,200,608

The fair value hierarchy of the following financial assets and liabilities on the consolidated statements of financial position as at December 31, 2017 is as follows:

	Level 1	Level 2	Level 3
Financial assets
Assets held for sale	$-	$14,052,861	$-
Holdback receivable	-	-	12,068,773

Financial liabilities
Accounts payable and accrued liabilities	$-	$-	$877,150
Current portion of royalty obligation	-	-	1,537,202
Liabilities held for sale	-	6,976,313	-
Royalty obligation	-	-	2,911,810
License fee payable	-	-	501,800
Other long-term liability	-	-	1,135,007

Schedule for exposure to U.S. dollar currency risk through financial assets and liabilities
As at December 31 (Expressed in U.S. Dollars)	2018	2017
Cash	$17,427,653	$4,086,080
Short-term investments	35,000,000	-
Accounts receivable	7,725,228	6,792,664
Consideration receivable	-	65,905,433
Holdback receivable	8,729,928	9,620,385
Accounts payable and accrued liabilities	(9,902,571)	(7,174,456)
Accrued transaction costs	-	(17,824,416)
Income taxes payable	(775,903)	(1,935,879)
Current portion of royalty obligation	(1,096,282)	(1,225,350)
Royalty obligation	(1,491,724)	(2,321,092)
License fee payable	-	(400,000)
Other long-term liability	(880,082)	(904,749)
	$54,736,247	$54,618,620